PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Leasehold improvements	2,260	2,260	291
Office equipment	550	550	71
Motor vehicle	-	1,300	167
Sub-total	2,810	4,110	529
Less: accumulated depreciation	(2,794)	(3,144)	(405)
Property and equipment, net	16	966	124